ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 7,160,782	$ 1,592,467	$ 1,592,467
Allowance (reversal of allowance) for bad debts	(3,622,321)	4,230,273	5,482,019
Foreign exchange effect	(114,095)		86,296
Closing balance	$ 3,424,366		$ 7,160,782